GOODWILL (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,043,473	$ 1,043,473	[1]	$ 915,790

[1]	Derived from audited financial statements